Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Financial Instruments [Abstract]
Schedule of liabilities measured at fair value
24	Fair Value of Financial Instruments

Management considers that the fair value of financial assets and financial liabilities in the interim consolidated financial statements approximate their carrying amounts at the reporting date.

Fair Value Hierarchy

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable.

Liabilities measured at fair value:	Level 1 USD	Level 2 USD	Level 3 USD	Total Fair Value USD
June 30, 2022
Derivative warrant liability	7,217,746	Nil	Nil	7,217,746
Borrowings	Nil	176,925,643	Nil	176,925,643
Derivative financial instruments	Nil	7,364,829	Nil	7,364,829

December 31, 2021
Derivative warrant liability	11,675,815	Nil	Nil	11,675,815
Borrowings	Nil	182,781,617	Nil	182,781,617
Derivative financial instruments	Nil	5,422,917	Nil	5,422,917

The fair value of level 1 financial liability have been determined in accordance with quoted price.

The fair value of level 2 financial liability have been determined by using generally accepted pricing models based on a discounted cash flow analysis, respectively. The models incorporate various inputs including interest rate curves and forward rate curves of the underlying instruments.

During the period ended 30 June 2022 and 31 December 2021, there were no transfers between Level 1 and Level 2 fair value measurements.

29	Fair Value of Financial Instruments

Management considers that the fair value of financial assets and financial liabilities in the consolidated financial statements approximate their carrying amounts at the reporting date.

Fair Value Hierarchy

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable.

Liabilities measured at fair value:	Level 1 USD	Level 2 USD	Level 3 USD	Total Fair Value USD
December 31, 2022
Derivative warrant liability	4,245,780	Nil	Nil	4,245,780
Borrowings	Nil	171,343,445	Nil	171,343,445
Derivative financial instruments	Nil	9,306,741	Nil	9,306,741

Liabilities measured at fair value:	Level 1 USD	Level 2 USD	Level 3 USD	Total Fair Value USD
December 31, 2021
Derivative warrant liability	11,675,815	Nil	Nil	11,675,815
Borrowings	Nil	182,781,617	Nil	182,781,617
Derivative financial instruments	Nil	5,422,917	Nil	5,422,917

The fair value of level 1 financial liability have been determined in accordance with quoted price.

The fair value of level 2 financial liability have been determined by using generally accepted pricing models based on a discounted cash flow analysis, respectively. The models incorporate various inputs including interest rate curves and forward rate curves of the underlying instruments.

During the year ended 31 December 2022 and 2021, there were no transfers between Level 1 and Level 2 fair value measurements.

29	Fair Value of Financial Instruments

Management considers that the fair value of financial assets and financial liabilities in the consolidated financial statements approximate their carrying amounts at the reporting date.

Fair Value Hierarchy

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable.

Liabilities measured at fair value:	Level 1 USD	Level 2 USD	Level 3 USD	Total Fair Value USD
December 31, 2021
Derivative warrant liability	11,675,815	Nil	Nil	11,675,815
Borrowings	Nil	182,781,617	Nil	182,781,617
Derivative financial instruments	Nil	5,422,917	Nil	5,422,917

Liabilities measured at fair value:	Level 1 USD	Level 2 USD	Level 3 USD	Total Fair Value USD
December 31, 2020
Derivative warrant liability	13,161,838	Nil	Nil	13,161,838
Borrowings	Nil	187,014,715	Nil	187,014,715

The fair value of level 1 financial liability have been determined in accordance with quoted price.

The fair value of level 2 financial liability have been determined by using generally accepted pricing models based on a discounted cash flow analysis, respectively. The models incorporate various inputs including interest rate curves and forward rate curves of the underlying instruments.

During the year ended 31 December 2021 and 2020, there were no transfers between Level 1 and Level 2 fair value measurements.

30	Fair Value of Financial Instruments

Management considers that the fair value of financial assets and financial liabilities in the consolidated financial statements approximate their carrying amounts at the reporting date.

Fair Value Hierarchy

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable.

Liabilities measured at fair value:	Level 1	Level 2	Level 3	Total Fair Value
	USD	USD	USD	USD

December 31, 2020
Derivative financial instruments	13,161,838	Nil	Nil	13,161,838

December 31, 2019
Derivative financial instruments	15,709,460	1,518,249	Nil	17,227,709

The fair values of the financial liabilities measured at fair value included in the Level 1 and Level 2 category above, have been determined in accordance with quoted price and generally accepted pricing models based on a discounted cash flow analysis, respectively. The models incorporate various inputs including interest rate curves and forward rate curves of the underlying instruments.

During the year ended 31 December 2020 and 2019, there were no transfers between Level 1 and Level 2 fair value measurements.

29	Fair Value of Financial Instruments

Management considers that the fair value of financial assets and financial liabilities in the consolidated financial statements approximate their carrying amounts at the reporting date.

Fair Value Hierarchy

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable.

Liabilities measured at fair value:	Level 1	Level 2	Level 3	Total Fair Value

31-Dec-19 Derivative financial instruments	15,709,460	1,518,249	Nil	17,227,709
31-Dec-18 Derivative financial instruments	Nil	1,190,073	Nil	1,190,073

The fair values of the financial liabilities measured at fair value included in the Level 1 and Level 2 category above, have been determined in accordance with quoted price and generally accepted pricing models based on a discounted cash flow analysis, respectively. The models incorporate various inputs including interest rate curves and forward rate curves of the underlying instruments.

During the year ended December 31, 2019 and 2018, there were no transfers between Level 1 and Level 2 fair value measurements.

13	Changes in Fair Value of Derivative Financial Instruments

Interest rate swaps

During the year 2018, the Company entered into an interest rate swap with a commercial bank exchanging variable interest for fixed interest at specified dates on its term loan 1 (Note 19). The interest rate swap matures in June 2023.

The details of these derivative financial instruments are as follows:

	Notional	Fair value	Fair value
	Amount	asset	liability
31 December 2018	USD	USD	USD
Designated at FVTPL
Interest rate swaps	83,855,305	Nil	1,190,073